Capital adequacy - Capital adequacy analysis (Details)	Dec. 31, 2017	Dec. 31, 2016	Sep. 30, 2016
Capital adequacy
Common Equity Tier 1 ratio	20.60%	22.10%
Tier 1 capital ratio	20.60%	22.10%
Total capital ratio	23.00%	25.10%	15.90%
Institution specific Common Equity Tier 1 capital requirement incl. of buffers	8.40%	8.00%
Institution specific Common Equity Tier 1 capital requirement incl. of buffers, of which Common Equity Tier 1 capital requirement	4.50%	4.50%
Institution specific Common Equity Tier 1 capital requirement incl. of buffers, of which capital conservation buffer	2.50%	2.50%
Institution specific Common Equity Tier 1 capital requirement incl. of buffers, of which countercyclical buffer	1.40%	1.00%
Common Equity Tier 1 capital available as a buffer	14.60%	16.10%
Total capital ratio according to Basel I-floor	21.90%	22.80%
Minimum requirement of Common Equity Tier 1 capital	4.50%	4.50%
Minimum requirement of Tier 1 capital	6.00%
Minimum requirement of total Own Funds	8.00%
Difference between minimum requirement of Tier 1 capital and Common Equity Tier 1 capital ratio	1.50%
Minimum requirement of total Own Funds	8.00%	8.00%